Other Equity Instruments - Summary of Coupon Details - Perpetual Cumulative Subordinated Bonds (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other equity instruments [line items]
Borrowings	€ 1,982	€ 3,013
Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 454	454	€ 454
Perpetual cumulative subordinated bonds [member] | EUR 136 million [member]
Disclosure of other equity instruments [line items]
Borrowings original currency	EUR
Coupon rate	1.425%
Coupon date	Annually, October 14
Year of next call	2028
Borrowings	€ 136	136	136
Perpetual cumulative subordinated bonds [member] | EUR 203 million [member]
Disclosure of other equity instruments [line items]
Borrowings original currency	EUR
Coupon rate	0.496%
Coupon date	Annually, March 4
Year of next call	2031
Borrowings	€ 203	203	203
Perpetual cumulative subordinated bonds [member] | EUR 114 million [member]
Disclosure of other equity instruments [line items]
Borrowings original currency	EUR
Coupon rate	3.568%
Coupon date	Annually, June 8
Year of next call	2035
Borrowings	€ 114	€ 114	€ 114